Leases - Summary of capitalised finance leases (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
Total minimum lease payments	$ 1,670	$ 45
Effect of discounting	(361)	(1)
Total	1,309	44
Within 1 year [member]
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
Total minimum lease payments	349	5
Between 1 and 3 years [member]
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
Total minimum lease payments	424	10
Between 3 and 5 years [member]
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
Total minimum lease payments	226	18
More than 5 years [member]
Disclosure Of Maturity Analysis Of Finance Lease Payments Payable [Line Items]
Total minimum lease payments	$ 671	$ 12